Segment Information - Schedule of Segment Information (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Segment Reporting Information [Line Items]
Trust Account	$ 170,856,457	$ 177,634,717
Cash	1,292,907	905,040
General and administrative expenses	441,961	3,019,794
Interest earned on the Trust Account	$ 856,457	$ 8,778,260